The Company, basis of presentation and significant accounting policies - Recent pronouncements (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Recent Pronouncements
Effective tax rate (as a percent)	29.10%	26.70%	22.40%
Most of jurisdictions in which company operates | Minimum
Recent Pronouncements
Effective tax rate (as a percent)	15.00%
Limited number of jurisdictions in which company operates | Maximum
Recent Pronouncements
Effective tax rate (as a percent)	15.00%